Segment Information - Additional Information (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Oatmilk
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer	91.00%	89.00%
Single External Customer | North America and Greater China Segment
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer	7.00%	10.00%